Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum purchase commitments
As of June 30, 2025, the Group has future purchase commitment mainly related to the purchase of research and development services. Total purchase obligations contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2025 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
Purchase commitments	26,907	26,441	465	—	—	—

Schedule of future minimum capital commitments
Total capital expenditures contracted but not yet reflected in the unaudited condensed consolidated financial statements as of June 30, 2025 were as follows:

	Total	Less than one year	1-2 Years	2-3 Years	3-5 Years	Over 5 Years
Capital commitments	2,783	2,783	—	—	—	—